Interest charges and related fees	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Interest charges and related fees	6 Interest charges and related fees

	2024	2023
Subordinated borrowings	53	69

Borrowings	50	53

Derivatives	19	-

Other	7	14

Total	129	137